May 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Communications Fund

Deutsche CROCI® International Fund

Deutsche CROCI® International VIP

Deutsche CROCI® Sector Opportunities Fund

Deutsche EAFE® Equity Index Fund

Deutsche Global Equity Fund

Deutsche Global Equity VIP

Deutsche Global Growth Fund

Deutsche Global Growth VIP

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche Global Small Cap VIP

Deutsche Gold & Precious Metals Fund

Deutsche World Dividend Fund

The following disclosure replaces similar disclosure contained under the "MAIN RISKS" of the summary section of each fund's prospectus.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.